NASDAQ® THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Received SEC
APR 20 2011
Washington, DC 20549

11006553

P. William Slattery
Vice President
Listing Qualifications

<u>*By Facsimile and First Class Mail*</u>

April 20, 2011

CERTNAS
001-35126

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on April 6, 2011 The Nasdaq Stock Market (the "Exchange") received from 21Vianet Group, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities

American depositary shares, each
representing six (6) ordinary shares

Class A Ordinary shares, par value US$0.00001 per share*

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery

* Application to be made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to requirements of the Securities and Exchange Commission.